Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	S-1
Registrant Name	Miami International Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1482385
Entity Address, Address Line One	7 Roszel Road
Entity Address, Address Line Two	Suite 1A
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	897-7300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Central Index Key	0001438472
Amendment Flag	false